RELATED PARTY TRANSACTIONS - Summary of Receivables from Affiliated Companies (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 630	$ 384
Melco International and its subsidiaries and joint venture [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	563	384
Other [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 67	$ 0